Subsequent events (Details) - Forecast [Member] - USD ($)	Mar. 31, 2022	Apr. 11, 2022
Subsequent events (Details) [Line Items]
Common stock shares issued	20,000
Shares issued		500,500
Common stock shares value	$ 1,080,035
Stock price per share	$ 2.2	$ 2.07